Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recorded in operating costs and expenses
Service cost	$ 12	$ 12	$ 12
Past service cost		(1)	1
Settlements and curtailments	(2)	(1)	(3)
Total defined benefit expense	10	10	10
Recorded in other financial expenses
Net interest cost	31	33	39
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(263)	199	210
Total (loss) / gain recognized during the period	(222)	242	259
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	9	10	10
Past service cost		(2)	1
Settlements and curtailments	(1)	0	(3)
Total defined benefit expense	8	8	8
Recorded in other financial expenses
Net interest cost	26	28	34
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(257)	181	203
Total (loss) / gain recognized during the period	(223)	217	245
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	3	2	2
Past service cost		1
Settlements and curtailments	(1)	(1)
Total defined benefit expense	2	2	2
Recorded in other financial expenses
Net interest cost	5	5	5
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(6)	18	7
Total (loss) / gain recognized during the period	$ 1	$ 25	$ 14